FUNDS FROM SECURITIES ISSUED (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Instruments Issued – Brazil:
Real estate credit notes	R$ 75,321,675	R$ 55,865,741
Agribusiness notes	54,287,950	46,738,613
Financial bills	135,672,973	106,220,794
Covered Bonds	23,600,199	35,805,829
Subtotal	288,882,797	244,630,977
Securities – Overseas:
MTN Program Issues (1)	11,423,465	9,529,345
Subtotal	11,423,465	9,529,345
Structured Operations Certificates	5,954,420	3,817,022
Total	R$ 306,260,682	R$ 257,977,344